Schedule of Long-Term Debt (Details) - USD ($) $ in Millions	Jan. 31, 2016	Jan. 31, 2015
Debt Instrument [Line Items]
Long-term debt	$ 40,959	$ 45,680
Long-term Debt, Current Maturities	(2,745)	(4,791)
Long-term debt	38,214	40,889
Fixed
Debt Instrument [Line Items]
Long-term debt	$ 32,500	$ 36,000
Debt Weighted Average Interest Rate Fixed	4.50%	4.30%
Variable
Debt Instrument [Line Items]
Long-term debt	$ 500	$ 500
Debt Weighted Average Interest Rate Variable	5.30%	5.40%
Total U.S. dollar denominated
Debt Instrument [Line Items]
Long-term debt	$ 33,000	$ 36,500
Fixed
Debt Instrument [Line Items]
Long-term debt	$ 2,708	$ 2,821
Debt Weighted Average Interest Rate Fixed	3.30%	3.30%
Variable
Debt Instrument [Line Items]
Long-term debt	$ 0	$ 0
Total Euro denominated
Debt Instrument [Line Items]
Long-term debt	2,708	2,821
Fixed
Debt Instrument [Line Items]
Long-term debt	$ 4,985	$ 5,271
Debt Weighted Average Interest Rate Fixed	5.30%	5.30%
Variable
Debt Instrument [Line Items]
Long-term debt	$ 0	$ 0
Total Sterling denominated
Debt Instrument [Line Items]
Long-term debt	4,985	5,271
Fixed
Debt Instrument [Line Items]
Long-term debt	$ 83	$ 596
Debt Weighted Average Interest Rate Fixed	1.60%	1.00%
Variable
Debt Instrument [Line Items]
Long-term debt	$ 0	$ 255
Debt Weighted Average Interest Rate Variable		0.60%
Total Yen denominated
Debt Instrument [Line Items]
Long-term debt	$ 83	$ 851
Total unsecured debt
Debt Instrument [Line Items]
Long-term debt	40,776	45,443
Total other debt (in USD)(2)
Debt Instrument [Line Items]
Long-term debt	$ 183	$ 237